Schedule of Investments (unaudited)
March 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 2.2%
Diversified Telecommunication Services — 0.9%
Lumen Technologies Inc.	151,288	$1,051,452 *
Entertainment — 0.3%
Cinemark Holdings Inc.	12,420	354,218
Playtika Holding Corp.	29,159	81,062
Total Entertainment		435,280
Interactive Media & Services — 0.6%
Bumble Inc., Class A Shares	19,472	63,479 *
EverQuote Inc., Class A Shares	20,830	321,199 *
Yelp Inc.	14,444	357,344 *
Total Interactive Media & Services		742,022
Media — 0.4%
USA TODAY Co. Inc.	63,286	446,166 *

Total Communication Services		2,674,920
Consumer Discretionary — 10.2%
Automobiles — 0.5%
Winnebago Industries Inc.	20,522	635,977
Broadline Retail — 0.6%
Kohl’s Corp.	57,325	739,492
Diversified Consumer Services — 2.0%
American Public Education Inc.	14,118	803,032 *
Covista Inc.	5,569	641,827 *
Frontdoor Inc.	7,358	388,944 *
Perdoceo Education Corp.	13,481	501,628
Total Diversified Consumer Services		2,335,431
Hotels, Restaurants & Leisure — 1.6%
Brinker International Inc.	5,164	737,264 *
Rush Street Interactive Inc.	15,220	331,035 *
Super Group SGHC Ltd.	58,460	631,368
United Parks & Resorts Inc.	4,003	130,738 *
Total Hotels, Restaurants & Leisure		1,830,405
Household Durables — 1.7%
Cricut Inc., Class A Shares	87,768	328,252
Hovnanian Enterprises Inc., Class A Shares	6,220	689,860 *
KB Home	3,937	203,740
M/I Homes Inc.	2,097	256,778 *
Sonos Inc.	43,183	578,652 *
Total Household Durables		2,057,282
Leisure Products — 0.8%
Peloton Interactive Inc., Class A Shares	85,798	368,073 *
Polaris Inc.	10,419	567,836
Total Leisure Products		935,909
Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A Shares	5,718	522,454 *
American Eagle Outfitters Inc.	28,024	468,001
Designer Brands Inc., Class A Shares	18,092	102,943
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Group 1 Automotive Inc.	1,503	$496,937
RealReal Inc.	21,814	198,071 *
Signet Jewelers Ltd.	6,856	580,292
Stitch Fix Inc., Class A Shares	74,972	248,157 *
Urban Outfitters Inc.	8,910	564,449 *
Total Specialty Retail		3,181,304
Textiles, Apparel & Luxury Goods — 0.3%
G-III Apparel Group Ltd.	14,164	392,343

Total Consumer Discretionary		12,108,143
Consumer Staples — 3.4%
Consumer Staples Distribution & Retail — 0.7%
United Natural Foods Inc.	19,539	880,427 *
Food Products — 1.2%
Cal-Maine Foods Inc.	7,822	619,111
Seneca Foods Corp., Class A Shares	5,329	805,319 *
Total Food Products		1,424,430
Personal Care Products — 1.3%
Herbalife Ltd.	41,694	613,736 *
Nature’s Sunshine Products Inc.	21,921	525,885 *
Nu Skin Enterprises Inc., Class A Shares	46,315	337,173
USANA Health Sciences Inc.	3,238	56,568 *
Total Personal Care Products		1,533,362
Tobacco — 0.2%
Turning Point Brands Inc.	2,767	240,148

Total Consumer Staples		4,078,367
Energy — 7.7%
Energy Equipment & Services — 0.6%
Valaris Ltd.	7,317	717,359 *
Oil, Gas & Consumable Fuels — 7.1%
California Resources Corp.	15,478	1,071,387
Centrus Energy Corp., Class A Shares	1,746	303,088 *
DHT Holdings Inc.	28,823	526,596
Golar LNG Ltd.	6,259	338,674
Gulfport Energy Corp.	1,761	372,575 *
Magnolia Oil & Gas Corp., Class A Shares	7,991	252,276
Murphy Oil Corp.	14,443	595,774
Par Pacific Holdings Inc.	17,756	1,112,236 *
Peabody Energy Corp.	20,449	673,795
Riley Exploration Permian Inc.	5,735	209,041
Scorpio Tankers Inc.	9,900	739,134
Talos Energy Inc.	67,113	1,057,701 *
Teekay Corp. Ltd.	48,153	587,948
Teekay Tankers Ltd., Class A Shares	7,904	579,521
Total Oil, Gas & Consumable Fuels		8,419,746

Total Energy		9,137,105
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2026 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 15.7%
Banks — 8.2%
Amalgamated Financial Corp.	7,970	$309,794
Associated Banc-Corp.	13,692	354,075
Axos Financial Inc.	8,682	738,751 *
Bancorp Inc.	8,259	443,756 *
Bank of N.T. Butterfield & Son Ltd.	13,135	689,325
BankUnited Inc.	11,093	500,960
Central Pacific Financial Corp.	7,995	255,520
Customers Bancorp Inc.	7,420	515,022 *
Eagle Bancorp Inc.	6,901	171,628
Enterprise Financial Services Corp.	5,618	303,990
First BanCorp	31,579	674,527
First Financial Corp.	4,603	290,910
HomeTrust Bancshares Inc.	5,350	228,178
Independent Bank Corp. (Massachusetts)	5,971	449,079
Independent Bank Corp. (Michigan)	5,112	170,230
Northfield Bancorp Inc.	13,469	182,370
OFG Bancorp	12,803	518,009
Pathward Financial Inc.	4,075	363,612
Preferred Bank	3,530	320,136
ServisFirst Bancshares Inc.	1,165	84,847
Texas Capital Bancshares Inc.	7,364	698,696 *
TrustCo Bank Corp.	6,473	283,388
United Community Banks Inc.	6,611	208,180
Univest Financial Corp.	9,469	324,408
Valley National Bancorp	57,597	707,291
Total Banks		9,786,682
Capital Markets — 1.8%
Acadian Asset Management Inc.	15,847	862,394
Artisan Partners Asset Management Inc., Class A Shares	14,635	532,568
Piper Sandler Cos.	9,708	743,147
Total Capital Markets		2,138,109
Consumer Finance — 0.8%
Bread Financial Holdings Inc.	2,451	183,556
Enova International Inc.	5,086	690,831 *
Total Consumer Finance		874,387
Financial Services — 3.9%
Banco Latinoamericano de Comercio Exterior SA, Class E Shares	11,343	579,400
Essent Group Ltd.	10,977	641,496
Jackson Financial Inc., Class A Shares	9,508	1,005,186
NMI Holdings Inc.	9,627	361,109 *
Pagseguro Digital Ltd., Class A Shares	61,811	619,346
Radian Group Inc.	23,088	763,751
Sezzle Inc.	1,935	122,466 *
StoneCo Ltd., Class A Shares	38,821	548,153 *
Total Financial Services		4,640,907
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 1.0%
Genworth Financial Inc.	69,494	$564,291 *
SiriusPoint Ltd.	29,490	635,215 *
Total Insurance		1,199,506

Total Financials		18,639,591
Health Care — 19.1%
Biotechnology — 9.2%
ACADIA Pharmaceuticals Inc.	15,933	354,668 *
ADMA Biologics Inc.	18,489	166,586 *
Aeglea BioTherapeutics Inc., CVR	30,064	0 *(a)(b)(c)
Alkermes PLC	13,738	485,776 *
Amicus Therapeutics Inc.	36,400	526,344 *
AnaptysBio Inc.	4,716	261,549 *
Arcutis Biotherapeutics Inc.	13,119	309,084 *
Arrowhead Pharmaceuticals Inc.	11,168	700,234 *
Aurinia Pharmaceuticals Inc.	25,966	384,816 *
BioCryst Pharmaceuticals Inc.	37,415	356,191 *
Blueprint Medicines Corp.	3,400	1,564 *(a)(b)
Bridgebio Pharma Inc.	5,985	444,446 *
CareDx Inc.	16,312	283,176 *
Catalyst Pharmaceuticals Inc.	12,979	321,360 *
Emergent BioSolutions Inc.	29,255	242,816 *
Erasca Inc.	10,889	176,184 *
Ironwood Pharmaceuticals Inc.	71,170	249,807 *
Keros Therapeutics Inc.	14,509	160,179 *
Krystal Biotech Inc.	1,677	433,203 *
Madrigal Pharmaceuticals Inc.	1,194	625,023 *
MannKind Corp.	23,059	56,494 *
MiMedx Group Inc.	52,345	206,763 *
Mirum Pharmaceuticals Inc.	2,776	256,447 *
Monte Rosa Therapeutics Inc.	15,497	254,926 *
Myriad Genetics Inc.	5,773	25,978 *
PDL BioPharma Inc.	152,500	0 *(a)(b)(c)
Protagonist Therapeutics Inc.	6,209	654,429 *
PTC Therapeutics Inc.	6,785	462,262 *
Puma Biotechnology Inc.	57,748	369,010 *
Rhythm Pharmaceuticals Inc.	4,112	357,621 *
Rigel Pharmaceuticals Inc.	9,124	246,713 *
Stoke Therapeutics Inc.	15,546	506,178 *
TG Therapeutics Inc.	12,932	429,601 *
Twist Bioscience Corp.	3,495	166,082 *
Veracyte Inc.	7,918	255,039 *
Vericel Corp.	4,813	154,834 *
Total Biotechnology		10,885,383
Health Care Equipment & Supplies — 3.6%
Axogen Inc.	16,565	548,798 *
Embecta Corp.	19,579	173,078
Glaukos Corp.	2,098	225,871 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2026 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Haemonetics Corp.	5,567	$313,756 *
iRadimed Corp.	6,078	585,068
iRhythm Holdings Inc.	4,147	489,429 *
Lantheus Holdings Inc.	6,447	489,005 *
LivaNova PLC	11,790	749,372 *
Tactile Systems Technology Inc.	21,889	571,960 *
Varex Imaging Corp.	8,775	93,103 *
Total Health Care Equipment & Supplies		4,239,440
Health Care Providers & Services — 2.3%
AMN Healthcare Services Inc.	36,926	677,223 *
Coherus Oncology Inc., CVR	43,029	4,800 *(a)(b)
Ensign Group Inc.	5,528	1,113,892
Hims & Hers Health Inc.	13,608	282,502 *
Select Medical Holdings Corp.	42,907	698,955
Total Health Care Providers & Services		2,777,372
Health Care Technology — 0.1%
LifeMD Inc.	20,419	73,713 *
Life Sciences Tools & Services — 0.7%
10X Genomics Inc., Class A Shares	25,385	538,924 *
Adaptive Biotechnologies Corp.	25,130	348,804 *
Total Life Sciences Tools & Services		887,728
Pharmaceuticals — 3.2%
Amneal Pharmaceuticals Inc.	18,658	231,919 *
ANI Pharmaceuticals Inc.	1,202	92,434 *
Assertio Holdings Inc., CVR	62,783	0 *(a)(b)(c)
Avadel Pharmaceuticals PLC	15,064	9,641 *(a)(b)
Collegium Pharmaceutical Inc.	19,538	646,122 *
Harmony Biosciences Holdings Inc.	15,617	437,432 *
Indivior Pharmaceuticals Inc.	7,607	231,861 *
Innoviva Inc.	18,515	431,400 *
Ligand Pharmaceuticals Inc.	3,099	618,715 *
SIGA Technologies Inc.	30,667	164,068
Supernus Pharmaceuticals Inc.	3,283	169,698 *
Theravance Biopharma Inc.	47,355	768,572 *
Total Pharmaceuticals		3,801,862

Total Health Care		22,665,498
Industrials — 17.4%
Aerospace & Defense — 2.4%
Astronics Corp.	10,714	714,945 *
Kratos Defense & Security Solutions Inc.	11,142	785,623 *
Moog Inc., Class A Shares	3,285	961,322
V2X Inc.	5,937	406,685 *
Total Aerospace & Defense		2,868,575
Building Products — 0.5%
Modine Manufacturing Co.	1,745	378,159 *
Tecnoglass Inc.	4,242	188,981
Total Building Products		567,140
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — 0.8%
Cimpress PLC	3,228	$235,644 *
Deluxe Corp.	12,270	337,916
Interface Inc.	16,281	405,722
Total Commercial Services & Supplies		979,282
Construction & Engineering — 2.7%
Argan Inc.	2,157	1,174,810
Primoris Services Corp.	7,130	1,019,875
Tutor Perini Corp.	13,439	1,037,357
Total Construction & Engineering		3,232,042
Electrical Equipment — 5.8%
Allient Inc.	2,086	123,262
Atkore Inc.	8,007	471,692
Bloom Energy Corp., Class A Shares	13,750	1,862,988 *
EnerSys	4,970	863,389
Nextpower Inc., Class A Shares	13,046	1,572,695 *
Powell Industries Inc.	2,200	1,190,376
Power Solutions International Inc.	6,147	374,229 *
Shoals Technologies Group Inc., Class A Shares	56,867	374,185 *
Vicor Corp.	663	106,743 *
Total Electrical Equipment		6,939,559
Machinery — 1.4%
Blue Bird Corp.	10,625	603,394 *
Terex Corp.	8,982	530,836
Watts Water Technologies Inc., Class A Shares	1,662	482,462
Total Machinery		1,616,692
Marine Transportation — 0.6%
Costamare Inc.	40,662	687,188
Passenger Airlines — 1.7%
Allegiant Travel Co.	7,947	644,025 *
SkyWest Inc.	8,518	782,208 *
Sun Country Airlines Holdings Inc.	39,403	650,937 *
Total Passenger Airlines		2,077,170
Professional Services — 1.0%
IBEX Holdings Ltd.	15,837	424,748 *
Legalzoom.com Inc.	58,350	330,844 *
Upwork Inc.	35,284	386,713 *
Total Professional Services		1,142,305
Trading Companies & Distributors — 0.5%
Titan Machinery Inc.	38,460	643,051 *

Total Industrials		20,753,004
Information Technology — 13.7%
Communications Equipment — 0.6%
Extreme Networks Inc.	18,642	281,121 *
NETGEAR Inc.	18,144	396,265 *
Total Communications Equipment		677,386
Electronic Equipment, Instruments & Components — 3.5%
Bel Fuse Inc., Class B Shares	4,052	802,215
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2026 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Benchmark Electronics Inc.	7,634	$427,962
Fabrinet	2,003	1,044,605 *
Kimball Electronics Inc.	19,609	464,537 *
Sanmina Corp.	5,559	720,669 *
ScanSource Inc.	8,923	323,905 *
TTM Technologies Inc.	4,391	427,771 *
Total Electronic Equipment, Instruments & Components		4,211,664
IT Services — 0.6%
DigitalOcean Holdings Inc.	8,457	725,441 *
Semiconductors & Semiconductor Equipment — 3.3%
Axcelis Technologies Inc.	3,602	335,274 *
Credo Technology Group Holding Ltd.	11,593	1,088,235 *
Photronics Inc.	18,532	748,878 *
Rambus Inc.	11,289	971,193 *
SkyWater Technology Inc.	28,183	772,496 *
Total Semiconductors & Semiconductor Equipment		3,916,076
Software — 4.7%
8x8 Inc.	110,113	182,788 *
A10 Networks Inc.	24,746	572,127
ACI Worldwide Inc.	11,806	484,164 *
Adeia Inc.	19,691	473,175
Appian Corp., Class A Shares	7,841	189,046 *
Asana Inc., Class A Shares	10,585	67,744 *
Box Inc., Class A Shares	11,529	272,545 *
Commvault Systems Inc.	5,492	427,772 *
InterDigital Inc.	3,422	1,033,444
LiveRamp Holdings Inc.	8,417	223,219 *
Porch Group Inc.	32,598	233,728 *
Progress Software Corp.	5,372	137,792 *
Q2 Holdings Inc.	5,348	252,960 *
Qualys Inc.	5,181	455,151 *
Yext Inc.	26,688	102,482 *
Zeta Global Holdings Corp., Class A Shares	28,700	456,904 *
Total Software		5,565,041
Technology Hardware, Storage & Peripherals — 1.0%
Corsair Gaming Inc.	28,869	160,223 *
Diebold Nixdorf Inc.	6,578	496,244 *
Eastman Kodak Co.	41,158	372,480 *
Turtle Beach Corp.	14,033	142,295 *
Total Technology Hardware, Storage & Peripherals		1,171,242

Total Information Technology		16,266,850
Materials — 4.2%
Chemicals — 0.3%
Cabot Corp.	4,713	354,936
Metals & Mining — 3.7%
Century Aluminum Co.	9,721	570,525 *
Commercial Metals Co.	7,971	489,659
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Constellium SE	31,659	$778,178 *
Hecla Mining Co.	45,736	852,062
Kaiser Aluminum Corp.	3,332	401,539
SSR Mining Inc.	43,905	1,290,807 *
Total Metals & Mining		4,382,770
Paper & Forest Products — 0.2%
Sylvamo Corp.	5,219	220,451

Total Materials		4,958,157
Real Estate — 3.6%
Diversified REITs — 0.2%
American Assets Trust Inc.	10,195	187,690
Health Care REITs — 0.8%
National Health Investors Inc.	5,331	431,065
Sabra Health Care REIT Inc.	27,609	530,921
Total Health Care REITs		961,986
Hotel & Resort REITs — 0.3%
Pebblebrook Hotel Trust	11,589	146,369
Summit Hotel Properties Inc.	38,339	169,459
Total Hotel & Resort REITs		315,828
Industrial REITs — 0.5%
Innovative Industrial Properties Inc.	12,109	607,387
Office REITs — 0.4%
JBG SMITH Properties	20,175	294,757
Piedmont Realty Trust Inc.	15,824	103,964 *
SL Green Realty Corp.	2,407	88,914
Total Office REITs		487,635
Real Estate Management & Development — 0.4%
Forestar Group Inc.	7,412	181,149 *
Newmark Group Inc., Class A Shares	18,639	279,399
Total Real Estate Management & Development		460,548
Retail REITs — 0.6%
Kite Realty Group Trust	9,860	242,063
SITE Centers Corp.	24,003	129,616
Tanger Inc.	11,501	390,804
Total Retail REITs		762,483
Specialized REITs — 0.4%
Farmland Partners Inc.	43,849	492,424

Total Real Estate		4,275,981
Utilities — 1.7%
Electric Utilities — 0.5%
Genie Energy Ltd., Class B Shares	7,346	103,873
Otter Tail Corp.	5,247	460,529
Total Electric Utilities		564,402
Gas Utilities — 0.7%
Southwest Gas Holdings Inc.	5,216	453,270
Spire Inc.	4,288	388,236
Total Gas Utilities		841,506
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2026 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies Inc.		1,289	$144,265
Water Utilities — 0.4%
Consolidated Water Co. Ltd.		15,155	501,933

Total Utilities			2,052,106
Total Investments before Short-Term Investments (Cost — $96,964,761)			117,609,722
	Rate
Short-Term Investments — 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,345,996)	3.562%	1,345,996	1,345,996 (d)
Total Investments — 100.0% (Cost — $98,310,757)			118,955,718
Other Assets in Excess of Liabilities — 0.0%††			13,159
Total Net Assets — 100.0%			$118,968,877

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVR	—	Contingent Value Rights
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Small Cap Equity Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$22,649,493	—	$16,005	$22,665,498
Other Common Stocks	94,944,224	—	—	94,944,224
Total Long-Term Investments	117,593,717	—	16,005	117,609,722
Short-Term Investments†	1,345,996	—	—	1,345,996
Total Investments	$118,939,713	—	$16,005	$118,955,718

†	See Schedule of Investments for additional detailed categorizations.

Franklin U.S. Small Cap Equity Fund 2026 Quarterly Report